Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Payable
Schedule of notes payable
	March 31, 2023	December 31, 2022
Unsecured
(a) Notes payable - in default	$1,639,000	$1,639,000
(b) Notes payable issued by BST - in default	286,000	286,000
(c) Note payable - EID loan	148,000	149,000

Secured
(d) Notes payable – October 2022	1,000,000	1,000,000
(e) Notes payable - in default	6,000	6,000
(f) Notes payable – July 2022	165,000	211,000
Total notes payable principal outstanding	3,244,000	3,291,000
Less debt discount	(136,000)	(323,000)
Total notes payable	3,108,000	2,968,000
Less current portion of notes payable, net of discount	(2,966,000)	(2,826,000)
Long term notes payable	$142,000	$142,000

	December 31, 2022	December 31, 2021
Unsecured
(a) Notes payable- $1,639,000 - in default	$1,639,000	$1,639,000
(b) Notes payable issued by BST - in default	286,000	310,000
(c) Note payable-EID loan	149,000	150,000

Secured
(d) Notes payable – October 2022	1,000,000	-
(e) Notes payable - in default	6,000	23,000
(f) Notes payable – July 2022	211,000	-
Total notes payable principal outstanding	3,291,000	2,122,000
Less debt discount	(323,000)	-
Total notes payable	2,968,000	2,122,000
Less current portion of notes payable, net of discount	(2,826,000)	(1,972,000)
Long term notes payable	$142,000	$150,000